Equity - Summary of Capital Surplus (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of classes of share capital [abstract]
Issuance of ordinary shares	$ 13,070,330	$ 436,989	$ 12,906,401
Merger by share exchange	117,693,658	3,934,927	117,693,658
Difference between consideration and the carrying amount of the subsidiaries' net assets during actual disposal or acquisition	3,254,489	108,809	6,034,102
Capital surplus deficit distributed as cash dividends	134,018,477	4,480,725	136,634,161
Changes in percentage of ownership interest in subsidiaries	891,876	29,819	3,727,336
Treasury share transactions	364,708	12,193	182,354
Exercised employee share options	1,443,995	48,278	1,366,480
Expired share options (Notes 22 and 29)	645,903	21,595	645,978
Share of changes in capital surplus of associates	16,266	544	87,136
Dividends that the claim period has elapsed and unclaimed by shareholders	1,942	65	872
Capital surplus offset deficit	3,364,690	112,494	6,010,156
Employee share options	1,304,250	43,606	583,542
Others	222,946	7,454	48,805
Capital surplus for other purpose	1,527,196	51,060	632,347
Capital surplus	$ 138,910,363	$ 4,644,279	$ 143,276,664